Unaudited Condensed Consolidated Interim Statement of Changes in Equity - GBP (£) £ in Millions		Total		Called-up share capital [member]	Share premium account [member]	Other reserves [member]	Own shares [member]	Retained earnings [member] [1]	Total equity share owner's funds [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016		£ 9,761.7		£ 133.2	£ 562.2	£ 1,185.2	£ (962.0)	£ 8,400.0	£ 9,318.6	£ 443.1
Ordinary shares issued		4.1			4.1				4.1
Treasury share additions		(144.9)					(144.9)		(144.9)
Treasury share allocations							0.7	(0.7)
Profit for the period		633.7	[2]					596.1	596.1	37.6
Exchange adjustments on foreign currency net investments		(257.8)				(247.7)			(247.7)	(10.1)
Gain/(loss) on revaluation of available for sale investments		(0.4)				(0.4)			(0.4)
Other comprehensive (loss)/income		(258.2)				(248.1)			(248.1)	(10.1)
Dividends paid		(46.3)								(46.3)
Non-cash share-based incentive plans (including share options)		50.6						50.6	50.6
Tax adjustments on share-based payments		8.4						8.4	8.4
Net movement in own shares held by ESOP Trusts		(145.3)					(15.4)	(129.9)	(145.3)
Recognition/remeasurement of financial instruments		12.5				15.0		(2.5)	12.5
Acquisition of subsidiaries	[3]	(25.6)						(38.6)	(38.6)	13.0
Ending balance at Jun. 30, 2017		9,850.7	[4]	133.2	566.3	952.1	(1,121.6)	8,883.4	9,413.4	437.3
Beginning balance at Dec. 31, 2016		9,761.7		133.2	562.2	1,185.2	(962.0)	8,400.0	9,318.6	443.1
Treasury share additions		(289.6)
Profit for the period	[2]	1,912.3
Exchange adjustments on foreign currency net investments		(465.2)
Gain/(loss) on revaluation of available for sale investments		32.1
Actuarial gain on defined benefit pension plans		17.0
Deferred tax on defined benefit pension plans		(24.6)
Other comprehensive (loss)/income		(440.7)
Ending balance at Dec. 31, 2017		9,956.1	[4]	133.3	568.5	761.7	(1,171.1)	9,194.9	9,487.3	468.8
Beginning balance at Jun. 30, 2017		9,850.7	[4]	133.2	566.3	952.1	(1,121.6)	8,883.4	9,413.4	437.3
Ordinary shares issued		2.3		0.1	2.2				2.3
Treasury share additions		(144.7)					(144.7)		(144.7)
Treasury share allocations							111.5	(111.5)
Profit for the period		1,278.6						1,220.5	1,220.5	58.1
Exchange adjustments on foreign currency net investments		(207.4)				(197.8)			(197.8)	(9.6)
Gain/(loss) on revaluation of available for sale investments		32.5				32.5			32.5
Actuarial gain on defined benefit pension plans		17.0						17.0	17.0
Deferred tax on defined benefit pension plans		(24.6)						(24.6)	(24.6)
Other comprehensive (loss)/income		(182.5)				(165.3)		(7.6)	(172.9)	(9.6)
Dividends paid		(793.0)						(751.5)	(751.5)	(41.5)
Non-cash share-based incentive plans (including share options)		54.4						54.4	54.4
Tax adjustments on share-based payments		(5.4)						(5.4)	(5.4)
Net movement in own shares held by ESOP Trusts		(69.3)					(16.3)	(53.0)	(69.3)
Recognition/remeasurement of financial instruments		(34.3)				(25.1)		(9.2)	(34.3)
Acquisition of subsidiaries	[3]	(0.7)						(25.2)	(25.2)	24.5
Ending balance at Dec. 31, 2017		9,956.1	[4]	133.3	568.5	761.7	(1,171.1)	9,194.9	9,487.3	468.8
Accounting policy change (IFRS 9)						(407.4)		407.4
Beginning balance, revised at Dec. 31, 2017		9,956.1		133.3	568.5	354.3	(1,171.1)	9,602.3	9,487.3	468.8
Ordinary shares issued		0.9			0.9				0.9
Treasury share additions		(104.3)					(104.3)		(104.3)
Treasury share allocations							1.3	(1.3)
Profit for the period		705.5						672.4	672.4	33.1
Exchange adjustments on foreign currency net investments		(176.7)				(178.1)			(178.1)	1.4
Fair value movements on equity investments		(140.5)						(140.5)	(140.5)
Other comprehensive (loss)/income		(317.2)				(178.1)		(140.5)	(318.6)	1.4
Dividends paid		(65.8)								(65.8)
Non-cash share-based incentive plans (including share options)		41.6						41.6	41.6
Tax adjustments on share-based payments		0.3						0.3	0.3
Net movement in own shares held by ESOP Trusts		(96.5)					(10.3)	(86.2)	(96.5)
Recognition/remeasurement of financial instruments		(30.1)				(34.8)		4.7	(30.1)
Acquisition of subsidiaries	[3]	(97.0)						(74.5)	(74.5)	(22.5)
Ending balance at Jun. 30, 2018		£ 9,993.5		£ 133.3	£ 569.4	£ 141.4	£ (1,284.4)	£ 10,018.8	£ 9,578.5	£ 415.0

[1]	Retained earnings have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.
[3]	Acquisition of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.
[4]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.